Accounts Receivable and Loans (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans segment information
Card Member loans	$ 67,238,000,000	$ 65,229,000,000
Less: Reserve for losses	1,261,000,000	1,471,000,000	1,874,000,000	3,646,000,000
Card Member loans, net	65,977,000,000	63,758,000,000
Other loans, net	608,000,000	551,000,000
Accounts Receivable and Loans Textuals [Abstract]
Other loans, reserves	13,000,000	20,000,000
Variable Interest Enterprise [Member]
Loans segment information
Card Member loans	31,245,000,000	32,731,000,000
U S Card Services [Member]
Loans segment information
Card Member loans	58,395,000,000	55,953,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member loans available to settle the obligations of a variable interest entity	31,200,000,000	32,700,000,000
International Card Services [Member]
Loans segment information
Card Member loans	8,790,000,000	9,236,000,000
Global Commercial Services [Member]
Loans segment information
Card Member loans	$ 53,000,000	$ 40,000,000